Stock-Based Compensation Unrecognized Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Compensation Cost
Unrecognized compensation cost	$ 18,487	$ 20,202
Employee service share based compensation nonvested awards total compensation cost not yet recognized performance stock awards	8,839	0
Employee service share based compensation nonvested awards total compensation cost not yet recognized restricted stock awards	11,891	10,591
Employee service share based compensation nonvested awards total compensation cost not yet recognized total unrecognized compensation cost	$ 39,217	$ 30,793
Weighted Average Expected Recognize Period
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term	2 years 10 months 24 days	2 years 8 months 12 days
Sharebased compensation arrangement by sharebased payment award options vested and expected to vest outstanding weighted average remaining contractual term1 restricted stock awards	2 years 3 months 18 days	2 years 4 months 24 days
Sharebased compensation arrangement by sharebased payment award options vested and expected to vest outstanding weighted average remaining contractual term1 performance stock awards	2 years 4 months 24 days	0 years
Sharebased compensation arrangement by sharebased payment award options vested and expected to vest outstanding weighted average remaining contractual term1 total unrecognized compensation cost	2 years 7 months 6 days	2 years 7 months 6 days